Risk Management - Disclosure of net interest income sensitivity (AEaR) by currency (Details) - Net interest income - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Interest rate risk
Disclosure of operating segments [line items]
Increase (decrease) in profit for the year due to reasonable possibly increase	£ (5)	£ 24
Increase (decrease) in profit for the year due to reasonable possibly decrease	(6)	(44)
GBP
Disclosure of operating segments [line items]
Increase (decrease) in profit for the year due to reasonable possibly increase	31	56
Increase (decrease) in profit for the year due to reasonable possibly decrease	(41)	(76)
USD
Disclosure of operating segments [line items]
Increase (decrease) in profit for the year due to reasonable possibly increase	(43)	(30)
Increase (decrease) in profit for the year due to reasonable possibly decrease	42	30
EUR
Disclosure of operating segments [line items]
Increase (decrease) in profit for the year due to reasonable possibly increase	(4)	(5)
Increase (decrease) in profit for the year due to reasonable possibly decrease	3	5
Other currencies
Disclosure of operating segments [line items]
Increase (decrease) in profit for the year due to reasonable possibly increase	11	3
Increase (decrease) in profit for the year due to reasonable possibly decrease	£ (10)	£ (3)